Other Expenses - Summary of Other Expenses (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of associates [line items]
Cost of operating leases				¥ 30,038
Cost related to IT solution services and IT systems		150,539	117,171	109,346
Provision for interest repayment			110,115	22,061
Losses on disposal of property, plant and equipment, and other intangible assets		8,017	14,828	9,360
Impairment losses of property, plant and equipment		3,815	5,461	4,168
Impairment losses of intangible assets		2,389	9,583	9,648
Losses on sale of investments in subsidiaries and associates	[1],[2]	48,399	1,266	85,419
Impairment losses of investments in associates and joint ventures	[3],[4],[5]	13,907	138,104	93,046
Losses on step acquisition of subsidiaries		7,652		1,249
Others		120,025	99,059	96,683
Total other expenses	[6]	¥ 354,743	¥ 495,587	¥ 461,018

[1]	For the fiscal year ended March 31, 2024, the Group recognized a loss on sales of investments in subsidiaries and associates of ¥84,578 million upon the sale of its subsidiary, SMBC Rail Services LLC.
[2]	For the fiscal year ended March 31, 2026, the Group recognized a loss on sales of investments in subsidiaries and associates of ¥48,194 million upon the sale of its equity-method associate, The Bank of East Asia, Limited.
[3]	For the fiscal year ended March 31, 2024, the Group recognized an impairment loss of ¥18,935 million on investments in associates and joint ventures, due to the decline in the stock price of its equity-method associate, The Bank of East Asia, Limited.
[4]	For the fiscal year ended March 31, 2025, the Group recognized an impairment loss of ¥74,982 million on investments in associates and joint ventures, due to the decline in the stock price of its equity-method associate, Vietnam Prosperity Joint-Stock Commercial Bank.
[5]	For the fiscal years ended March 31, 2025 and 2024, the Group recognized an impairment loss of ¥59,264 million and ¥64,709 million, respectively, on investments in associates and joint ventures, VPBank SMBC Finance Company Limited, due to the decline in the recoverable amount as determined by the value in use calculation.
[6]	From the fiscal year ended March 31, 2025, the Group has presented “Net gains (losses) arising from derecognition of financial assets at amortized cost” as a separate line item in the consolidated income statements. This line item was not presented separately prior to the fiscal year ended March 31, 2025, but was included within “Other income” and “Other expenses.” The comparative amounts have been restated to conform to the current presentation.